Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Fair Value of the Warrants
The Company determined the fair value of the warrants using the Black-Scholes option model with the following assumptions:

First Loan Modification Agreement Warrants
Fair value of common stock	$6.84
Expected volatility	67.70%
Expected term (in years)	9.95
Risk-free interest rate	0.72%
Expected dividend yield	0.00%
Amended and Restated Loan and Security Agreement Warrants
Fair value of common stock	$4.40
Expected volatility	95.00%
Expected term (in years)	10.00
Risk-free interest rate	1.56%
Expected dividend yield	0.00%

Schedule of Stock Based Compensation Expense
Options generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in four years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors. Stock-based compensation expense is classified in the condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$841	$265	$1,450	$512
Selling, general and administrative	1,128	693	2,589	1,288

Total	$1,969	$958	$4,039	$1,800

Stock-based compensation expense is classified in the consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2021	2020
Research and development	$1,340	$988
Selling, general and administrative	3,573	1,910

Total	$4,913	$2,898

Schedule of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance, December 31, 2021	7,529,063	$3.89	7.28	$4,020
Granted	1,334,379	$11.58
Cancelled	(458,986)	$4.55
Exercised	(28,281)	$3.73

Balance, June 30, 2022	8,376,175	$5.08	7.13	$54,482

Exercisable, June 30, 2022	5,110,692	$3.77	5.99	$39,901

Options vested and expected to vest, June 30, 2022	8,376,175	$5.08	7.13	$54,482

A summary of the Company’s stock option activity and related information is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance, December 31, 2020	6,020,392	$4.53	7.25	$13,878
Granted	5,783,942	$4.40
Cancelled	(3,978,900)	$5.85
Exercised	(296,371)	$0.89

Balance, December 31, 2021	7,529,063	$3.89	7.28	$4,020

Exercisable, December 31, 2021	4,366,874	$3.52	6.11	$4,020
Options vested and expected to vest, December 31, 2021	7,529,063	$3.89	7.28	$4,020

Schedule of Fair Value of All Option Activity
The fair value of all option activity was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions for the six months ended June 30, 2022:

Fair value of common stock	$11.58
Expected volatility	96.21%
Expected term (in years)	6.03
Risk-free interest rate	1.73%
Expected dividend yield	0.00%

The fair value of all option activity was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

	Years Ended December 31,
	2021	2020
Fair value of common stock	$4.40	$6.29
Expected volatility	98.73%	93.50%
Expected term (in years)	4.88	5.94
Risk-free interest rate	0.81%	0.46%
Expected dividend yield	0.00%	0.00%